Material Accounting Policies - Additional Information (Detail) - CAD ($) $ in Thousands			12 Months Ended
	Dec. 05, 2023	Dec. 04, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 27, 2023
Disclosure of significant accounting policies [line items]
Future decommssioning and reclamation costs, financial assurances issued			$ 6,195
CUR Shares [Member]
Disclosure of significant accounting policies [line items]
Number of shares issued					0.5
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of significant accounting policies [line items]
Provision			$ 5,455
IsoEnergy Ltd. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	34.00%	48.70%	30.00%	32.80%